Revenue (Contract Assets and Liabilities) (Details) $ in Millions	6 Months Ended
Feb. 29, 2020 CAD ($)
Contract Assets [Abstract]
Opening balance	$ 158
Increase in contract assets from revenue recognized during the year	138
Contract assets transferred to trade receivables	(84)
Contract terminations transferred to trade receivables	(8)
Ending balance	204
Contract Liabilities [Abstract]
Opening balance	238
Revenue recognized included in contract liabilities at the beginning of the year	(227)
Increase in contract liabilities during the year	207
Ending balance	$ 218